SUBSEQUENT EVENTS (Details Narrative)	Mar. 27, 2026 USD ($) shares $ / shares	Apr. 09, 2026 shares	May 27, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Price per share | $ / shares			$ 15.13
Events after reporting period [member] | Gilad [Member]
IfrsStatementLineItems [Line Items]
Unissued shares | shares	43
Total purchase price | $	$ 1,000,000
Instalments payment to acquire | $	$ 250,000
Acquired percentage	40.00%
Events after reporting period [member] | Gilad [Member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Payment to vendor | $	$ 250,000
Number of shares issuance | shares	169,811
Price per share | $ / shares	$ 0.589
Events after reporting period [member] | Gilad [Member] | Directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issuance | shares		6,852